Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Nova Park Investment Activity
The following table provides the activity for the NovaPark investment for the years ended December 31, 2022 and 2021 (in thousands):
	Year Ended December 31,
	2022	2021
Beginning balance	$573	$672
Losses of equity method investment	151	(96)
Distribution from NovaPark	—	(3)
Ending balance	$724	$573